Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net (loss) income	$ (442,806)	$ 25,385
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Recapitalization of reverse merger		(650)
Common stock issued to licensing expense - related party	150,000
Common stock issued for services	43,750
Changes in Operating Assets and Liabilities:
Accounts receivable	55,024	(56,160)
Inventory	(30,828)	(19,764)
Prepaid expenses and other assets	56,462	(62,173)
Accounts payable and accrued liabilities	33,966	98,686
Customer deposits	(5,011)	59,671
Net cash provided by operating activities	(139,443)	44,995
Cash flows from Investing activities:
Cash flows from Financing activities:
Proceeds from loans - related party	12,450	8,666
Repayment of related party loans	(11,617)
Contributed capital	1,250	2,400
Proceeds from sale of common stock	150,030	10,910
Net cash provided by financing activities	152,113	21,976
Net increase in cash	12,670	66,971
Cash, beginning of year	67,351	380
Cash, end of year	80,021	67,351
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest
Cash paid for taxes